INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Interest Income, Derivatives and Other Investment Gains (Losses)
32.    Interest Income, Derivatives and Other Investment Gains (Losses)

		Years ended December 31,
	Notes	2022	2021
Interest income		$8.5	$3.7
Gains (losses) on non-hedge derivatives and warrants	21(d)	3.1	(8.0)
Gain on sale of royalties[1]		—	45.9
Insurance recoveries		1.2	—
Gain on sale of investment in INV Metals[2]		—	16.1
Fair value of deferred consideration from the sale of Sadiola		0.7	4.6
Other gains (losses)		0.5	(1.0)
		$14.0	$61.3
1.The Company sold 35 royalties on various non-core exploration and development properties for cash consideration of $46.2 million. After transaction costs of $0.3 million, the Company recognized a gain of $45.9 million.
2.In 2021, Dundee Precious Metals Inc. ("DPM") completed the acquisition of INV Metals. As a result, the Company received 4.9 million common shares of DPM valued at $28.7 million. The Company recognized a gain of $16.1 million in 2021. The Company sold 4.9 million of the DPM shares during the year ended December 31, 2022 for proceeds of $26.2 million. The loss of $0.5 million was recorded in other comprehensive income.